Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Oct. 02, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000003389 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		LARGE CAP CORE FUND (SHARES/NOLCX)
Account Value		$ 29,508	$ 29,508	$ 29,508	$ 29,508	$ 27,270	$ 20,743	$ 22,303	$ 19,034	$ 12,231	$ 13,786	$ 13,073		$ 11,434	$ 9,978	$ 10,000
Average Annual Return, Percent		8.21%	19.26%		11.43%
C000219383 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SMALL CAP CORE FUND (CLASS I/NSGRX)
Account Value		$ 18,938	$ 18,938	18,938	$ 18,938	19,751	16,374	17,833	17,947	9,748	12,628	12,420		11,223	9,082	10,000
Average Annual Return, Percent		(4.12%)	14.20%		6.59%
C000219382 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SMALL CAP CORE FUND (CLASS K/NSCKX)
Account Value		$ 19,030	$ 19,030	19,030	$ 19,030	19,823	16,418	17,861	17,958	9,748	12,628	12,420		11,223	9,082	10,000
Average Annual Return, Percent		(4.00%)	14.31%		6.65%
C000003391 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SMALL CAP INDEX FUND (SHARES/NSIDX)
Account Value		$ 18,163	$ 18,163	18,163	$ 18,163	18,931	15,831	17,925	19,046	9,797	12,938	12,689		11,361	9,010	10,000
Average Annual Return, Percent		(4.06%)	13.14%		6.15%
C000003392 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SMALL CAP VALUE FUND (SHARES/NOSGX)
Account Value		$ 16,947	$ 16,947	16,947	$ 16,947	17,651	14,860	16,065	15,554	8,778	12,256	12,311		11,865	9,583	10,000
Average Annual Return, Percent		(3.98%)	14.06%		5.42%
C000003393 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		STOCK INDEX FUND (SHARES/NOSIX)
Account Value		$ 32,173	$ 32,173	32,173	$ 32,173	29,745	22,913	24,857	21,518	13,774	14,828	13,556		11,905	10,170	10,000
Average Annual Return, Percent		8.16%	18.49%		12.40%
C000003395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)
Account Value		$ 11,708.03442	$ 11,708.03442	11,708.03442	$ 11,708.03442	11,564.52706	11,267.35862	11,364.17842	11,930.66568	11,560.76571	11,131.02536	10,587.05494		10,382.48523	10,400.1084	10,000
Average Annual Return, Percent		1.19%	0.24%		1.59%
C000003396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)
Account Value		$ 11,636	$ 11,636	11,636	$ 11,636	11,406	11,149	11,194	11,809	11,322	10,981	10,481		10,307	10,397	10,000
Average Annual Return, Percent		1.98%	0.54%		1.53%
C000003397 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)
Account Value		$ 11,991.33242	$ 11,991.33242	11,991.33242	$ 11,991.33242	11,805.29883	11,432.41012	11,552.28261	12,205.2828	11,698.8834	11,219.41928	10,684.992		10,402.8316	10,490.47542	10,000
Average Annual Return, Percent		1.53%	0.48%		1.83%
C000003398 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FIXED INCOME FUND (SHARES/NOFIX)
Account Value		$ 11,733.14	$ 11,733.14	11,733.14	$ 11,733.14	11,152.13	10,911.17	11,515.71	11,944.62	11,308.09	10,758.3	10,347.22		10,202.4	10,046.41	10,000
Average Annual Return, Percent		5.14%	0.73%		1.61%
C000003402 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)
Account Value		$ 15,515	$ 15,515	15,515	$ 15,515	14,459	12,985	13,544	13,628	10,610	11,788	11,268		10,797	9,550	10,000
Average Annual Return, Percent		7.21%	7.87%		4.49%
C000003404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)
Account Value		$ 11,774.48651	$ 11,774.48651	11,774.48651	$ 11,774.48651	11,522.54609	11,262.53925	11,297.20722	11,811.38211	11,355.48864	10,948.45885	10,481.52935		10,299.0576	10,348.94048	10,000.00197
Average Annual Return, Percent		2.14%	0.72%		1.65%
C000003405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)
Account Value		$ 11,101	$ 11,101	11,101	$ 11,101	10,547	10,328	10,392	10,876	10,904	10,251	10,005		10,060	10,137	10,000
Average Annual Return, Percent		5.21%	0.36%		1.05%
C000003406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		TAX-EXEMPT FUND (SHARES/NOTEX)
Account Value		$ 11,882.95832	$ 11,882.95832	11,882.95832	$ 11,882.95832	11,676.49678	11,363.53134	11,610.39429	12,191.1368	11,669.2738	11,184.58836	10,675.2219299999		10,404.7265	10,421.71911	10,000.0008
Average Annual Return, Percent		1.71%	0.35%		1.74%
C000003407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT FUND (SHARES/NOUGX)
Account Value		$ 10,993.73752	$ 10,993.73752	10,993.73752	$ 10,993.73752	10,539.40125	10,371.9570999999	10,558.07701	11,055.18456	11,232.18531	10,334.062	10,005.23943		10,067.03272	10,197.03258	10,000
Average Annual Return, Percent		4.26%	(0.43%)		0.95%
C000003412 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)
Account Value		$ 11,758	$ 11,758	11,758	$ 11,758	11,228	10,686	10,450	10,449	10,446	10,272	10,091		10,013	10,001	10,000
Average Annual Return, Percent		4.72%	2.39%		1.63%
C000003413 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)
Account Value		$ 11,795.489	$ 11,795.489	11,795.489	$ 11,795.489	11,264.296	10,717.656	10,477.644	10,451.865	10,449.192	10,275.105	10,094.864		10,016.457	10,001.56	10,000
Average Annual Return, Percent		4.72%	2.45%		1.67%
C000003414 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)
Account Value		$ 17,031.79737	$ 17,031.79737	17,031.79737	$ 17,031.79737	16,124.7888	13,984.93369	14,000.3505	13,981.99968	9,694.97085	11,322.2676	11,798.6471		10,254.66758	9,149.94446	10,000
Average Annual Return, Percent		5.55%	11.93%		5.47%
C000003415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		INCOME EQUITY FUND (SHARES/NOIEX)
Account Value		$ 28,052	$ 28,052	28,052	$ 28,052	25,545	20,187	21,657	18,619	12,136	13,847	12,862		11,476	10,161	10,000
Average Annual Return, Percent		9.82%	18.24%		10.87%
C000003416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		INTERNATIONAL EQUITY FUND (SHARES/NOIGX)
Account Value		$ 15,789	$ 15,789	15,789	$ 15,789	14,536	12,632	12,635	12,210	8,507	10,738	11,369		9,997	8,822	10,000
Average Annual Return, Percent		8.62%	13.17%		4.67%
C000003417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		LARGE CAP VALUE FUND (SHARES/NOLVX)
Account Value		$ 22,024	$ 22,024	22,024	$ 22,024	21,025	17,370	18,319	16,211	10,068	12,610	11,951		11,228	9,413	10,000
Average Annual Return, Percent		4.75%	16.95%		8.22%
C000003419 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MID CAP INDEX FUND (SHARES/NOMIX)
Account Value		$ 22,167	$ 22,167	22,167	$ 22,167	22,800	18,498	19,529	18,700	10,204	13,185	12,879		11,623	9,629	10,000
Average Annual Return, Percent		(2.78%)	16.79%		8.29%
C000014609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)
Account Value		$ 13,869.75975	$ 13,869.75975	13,869.75975	$ 13,869.75975	12,770.5689	11,937.6544	13,307.9436	15,242.82376	9,616.08725	11,778.39	12,849.4656		10,277.28924	8,761.63776	10,000
Average Annual Return, Percent		8.41%	7.60%		3.33%
C000033959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)
Account Value		$ 17,952	$ 17,952	17,952	$ 17,952	16,901	14,444	14,365	14,516	9,095	11,023	11,652		9,769	9,023	10,000
Average Annual Return, Percent		6.13%	14.57%		6.03%
C000034255 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)
Account Value		$ 12,691	$ 12,691	12,691	$ 12,691	12,147	11,171	14,093	12,601	9,457	12,142	10,983		10,255	9,975	10,000
Average Annual Return, Percent		4.37%	6.06%		2.41%
C000043366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BOND INDEX FUND (SHARES/NOBOX)
Account Value		$ 11,436	$ 11,436	11,436	$ 11,436	10,908	10,736	11,276	11,772	11,729	10,760	10,315		10,198	10,184	10,000
Average Annual Return, Percent		4.78%	(0.51%)		1.35%
C000051415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)
Account Value		$ 11,407.73	$ 11,407.73	11,407.73	$ 11,407.73	11,074.36	10,884.48	10,717.08	11,057.73	10,685.88	10,468.92	10,137.08		10,128.62	10,138.72	10,000
Average Annual Return, Percent		2.98%	1.31%		1.33%
C000219385 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		WORLD SELECTION INDEX FUND (CLASS I/NSRIX)
Account Value		$ 24,481	$ 24,481	24,481	$ 24,481	23,801	18,725	20,074	18,173	11,988	13,032	12,474		11,001	9,689	10,000
Average Annual Return, Percent		2.91%	15.35%		9.37%
C000219384 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		WORLD SELECTION INDEX FUND (CLASS K/NSRKX)
Account Value		$ 24,548	$ 24,548	24,548	$ 24,548	23,852	18,752	20,092	18,186	11,988	13,032	12,474		11,001	9,689	10,000
Average Annual Return, Percent		2.92%	15.41%		9.40%
C000070886 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)
Account Value		$ 13,917	$ 13,917	13,917	$ 13,917	13,303	12,038	13,694	15,155	9,323	11,477	13,177		10,524	8,789	10,000
Average Annual Return, Percent		4.40%	8.34%		3.36%
C000070887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)
Account Value		$ 12,711	$ 12,711	12,711	$ 12,711	12,831	11,939	14,857	12,917	9,669	11,917	10,520		10,122	9,854	10,000
Average Annual Return, Percent		(0.94%)	5.62%		2.43%
C000077366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)
Account Value		$ 12,545	$ 12,545	12,545	$ 12,545	11,863	11,129	10,943	11,103	10,747	10,593	10,311		10,213	10,067	10,000
Average Annual Return, Percent		5.67%	3.14%		2.29%
C000232975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)
Account Value		$ 12,545	$ 12,545	12,545	$ 12,545	11,863	11,129	10,943	11,103	10,747	10,593	10,311		10,213	10,067	10,000
Average Annual Return, Percent		5.67%	3.14%		2.29%
C000077367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)
Account Value		$ 11,665	$ 11,665	11,665	$ 11,665	11,207	10,752	10,590	10,742	10,571	10,404	10,195		10,134	10,040	10,000
Average Annual Return, Percent		4.02%	1.98%		1.55%
C000079432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)
Account Value		$ 15,596.207	$ 15,596.207	15,596.207	$ 15,596.207	14,645.69748	13,198.53557	13,719.8	13,576.56921	10,753.82536	12,041.4422	11,605.8068		11,131.79067	9,481.11488	10,000
Average Annual Return, Percent		6.36%	7.72%		4.54%
C000102783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)
Account Value		$ 16,172	$ 16,172	16,172	$ 16,172	15,251	13,871	14,800	14,240	10,793	12,010	11,837		10,905	9,848	10,000
Average Annual Return, Percent		6.04%	8.42%		4.92%
C000116140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)
Account Value		$ 16,429	$ 16,429	16,429	$ 16,429	15,008	14,690	15,371	13,790	10,961	12,328	11,827		11,093	9,820	10,000
Average Annual Return, Percent		9.47%	8.43%		5.09%
C000119673 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CORE BOND FUND (SHARES/NOCBX)
Account Value		$ 11,404	$ 11,404	11,404	$ 11,404	10,859	10,669	11,225	11,717	11,366	10,664	10,279		10,130	10,096	10,000
Average Annual Return, Percent		4.95%	0.06%		1.32%
C000119674 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SHORT BOND FUND (SHARES/BSBAX)
Account Value		$ 11,958	$ 11,958	11,958	$ 11,958	11,335	10,922	10,905	11,228	10,758	10,538	10,230		10,183	10,039	10,000
Average Annual Return, Percent		5.43%	2.13%		1.80%
C000219386 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. QUALITY ESG FUND (CLASS I/NUEIX)
Account Value		$ 24,181	$ 24,181	$ 24,181	$ 24,181	23,049	18,006	19,528	17,188	10,706	11,473	10,517	$ 10,000
Average Annual Return, Percent		4.91%	17.70%	12.51%
C000219387 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. QUALITY ESG FUND (CLASS K/NUESX)
Account Value		$ 24,285	$ 24,285	$ 24,285	24,285	23,113	18,048	19,554	17,196	10,706	11,473	10,517	10,000
Average Annual Return, Percent		5.07%	17.80%	12.57%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® INDEX
Account Value		$ 32,482	$ 32,482	$ 32,482	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595		11,926	10,178	10,000
Average Annual Return, Percent		8.25%	18.59%		12.50%
RUSSELL 3000 INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		RUSSELL 3000®INDEX
Account Value		$ 30,515	$ 30,515	30,515	$ 30,515	28,460	22,012	24,078	21,513	13,236	14,566	13,392		11,766	9,966	10,000
Average Annual Return, Percent	[1],[2],[3]	7.22%	18.18%		11.80%
BLOOMBERG U S MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. MUNICIPAL BOND INDEX
Account Value		$ 12,341	$ 12,341	12,341	$ 12,341	12,193	11,823	11,793	12,344	11,700	11,266	10,690		10,414	10,398	10,000
Average Annual Return, Percent	[4],[5],[6],[7],[8],[9]	1.22%	1.07%		2.13%
BLOOMBERG U S AGGREGATE BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. AGGREGATE BOND INDEX
Account Value		$ 11,564	$ 11,564	11,564	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364		10,241	10,196	10,000
Average Annual Return, Percent	[10],[11],[12]	4.88%	(0.40%)		1.46%
BLOOMBERG UNIVERSAL INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG UNIVERSAL INDEX
Account Value		$ 11,984	$ 11,984	11,984	$ 11,984	11,387	11,091	11,627	12,140	11,792	11,005	10,528		10,371	10,175	10,000
Average Annual Return, Percent	[13],[14]	5.24%	0.32%		1.83%
BLOOMBERG U S MUNICIPAL INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. MUNICIPAL INDEX
Account Value		$ 12,341.36133	$ 12,341.36133	12,341.36133	$ 12,341.36133	12,192.6535	11,823.0136	11,792.54979	12,344.23178	11,699.76944	11,266.14628	10,690.48214		10,413.6226	10,397.60364	10,000
Average Annual Return, Percent		1.22%	1.07%		2.13%
MSCI EAFE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE INDEX
Account Value		$ 16,912.56531	$ 16,912.56531	16,912.56531	$ 16,912.56531	16,125.36327	13,983.61677	14,178.88001	14,015.85058	9,695.09091	11,323.40731	11,760.16951		10,243.88811	9,173.00507	10,000
Average Annual Return, Percent		4.88%	11.77%		5.40%
MSCI WORLD EX USA INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD EX USA INDEX
Account Value		$ 17,080	$ 17,080	17,080	$ 17,080	16,219	14,068	14,465	14,038	9,624	11,308	11,674		10,248	9,156	10,000
Average Annual Return, Percent		5.30%	12.16%		5.50%
RUSSELL 1000 INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		RUSSELL 1000® INDEX
Account Value		$ 24,725	$ 24,725	$ 24,725	$ 24,725	22,932	17,658	19,276	17,017	10,597	11,522	10,541	$ 10,000	11,802	10,050	10,000
Average Annual Return, Percent		7.82% [15]	18.47% [15]	12.84%	12.18% [15]
MSCI EMERGING MARKETS INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EMERGING MARKETS INDEX
Account Value		$ 14,389	$ 14,389	$ 14,389	$ 14,389	13,312	12,309	13,784	15,551	9,819	11,928	12,883		10,312	8,797	10,000
Average Annual Return, Percent		8.09%	7.94%		3.71%
MSCI WORLD EX USA IMI INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD EX USA IMI INDEX
Account Value		$ 17,045	$ 17,045	17,045	$ 17,045	16,221	14,160	14,727	14,394	9,695	11,471	11,945		10,392	9,289	10,000
Average Annual Return, Percent		5.08%	11.95%		5.48%
MSCI WORLD INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD INDEX
Account Value		$ 24,776	$ 24,776	24,776	$ 24,776	23,147	18,502	19,899	18,070	11,731	13,092	12,586		11,081	9,655	10,000
Average Annual Return, Percent	[16],[17]	7.04%	16.13%		9.50%
MSCI ACWI INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI INDEX
Account Value		$ 23,326	$ 23,326	23,326	$ 23,326	21,769	17,667	19,087	17,792	11,509	12,968	12,639		11,005	9,567	10,000
Average Annual Return, Percent	[18],[19]	7.15%	15.18%		8.84%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG GLOBAL AGGREGATE BOND INDEX
Account Value		$ 10,623	$ 10,623	10,623	$ 10,623	10,308	10,258	11,158	11,921	11,390	10,931	10,973		10,258	10,457	10,000
Average Annual Return, Percent	[20]	3.03%	(1.38%)		0.60%
MSCI ALL COUNTRY WORLD INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ALL COUNTRY WORLD INDEX
Account Value		$ 23,326	$ 23,326	23,326	$ 23,326	21,769	17,667	19,087	17,792	11,509	12,968	12,639		11,005	9,567	10,000
Average Annual Return, Percent		7.15%	15.18%		8.84%
RUSSELL 2000 INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		RUSSELL 2000® INDEX
Account Value		$ 18,417	$ 18,417	18,417	$ 18,417	19,186	16,027	18,131	19,245	9,877	12,994	12,733		11,390	9,024	10,000
Average Annual Return, Percent		(4.01%)	13.27%		6.30%
RUSSELL 2000 VALUE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		RUSSELL 2000® VALUE INDEX
Account Value		$ 18,033	$ 18,033	18,033	$ 18,033	18,615	15,675	18,008	17,429	8,845	12,572	12,550		11,938	9,228	10,000
Average Annual Return, Percent		(3.12%)	15.31%		6.07%
BLOOMBERG ARIZONA MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG ARIZONA MUNICIPAL BOND INDEX
Account Value		$ 12,160.93655	$ 12,160.93655	12,160.93655	$ 12,160.93655	11,967.00222	11,625.76786	11,657.92944	12,201.78175	11,546.97199	11,194.48107	10,651.59361		10,420.67346	10,397.83874	10,000
Average Annual Return, Percent		1.62%	1.04%		1.98%
BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX
Account Value		$ 11,928	$ 11,928	11,928	$ 11,928	11,790	11,554	11,286	11,898	11,391	11,044	10,478		10,328	10,369	10,000
Average Annual Return, Percent		1.17%	0.92%		1.78%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX
Account Value		$ 12,272.07433	$ 12,272.07433	12,272.07433	$ 12,272.07433	12,155.01696	11,784.28436	11,702.06913	12,279.71515	11,699.62407	11,227.11574	10,684.00623		10,384.79171	10,402.51841	10,000
Average Annual Return, Percent		0.96%	0.96%		2.07%
BLOOMBERG U S CORPORATE HIGH YIELD 2 ISSUER CAPPED INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX
Account Value		$ 16,301	$ 16,301	16,301	$ 16,301	15,137	13,618	14,091	14,185	11,472	12,327	11,637		11,213	9,634	10,000
Average Annual Return, Percent		7.69%	7.28%		5.01%
BLOOMBERG MUNICIPAL 1 15 YEAR INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG MUNICIPAL 1-15 YEAR INDEX
Account Value		$ 12,183.27	$ 12,183.27	12,183.27	$ 12,183.27	11,994.87	11,688.51	11,503.93	12,008.52	11,446.05	11,079.62	10,542.81		10,355.5	10,345.67	10,000
Average Annual Return, Percent		1.57%	1.26%		1.99%
BLOOMBERG 1 5 YEAR U S GOVERNMENT INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX
Account Value		$ 11,552	$ 11,552	11,552	$ 11,552	10,954	10,693	10,731	11,172	11,175	10,459	10,137		10,147	10,160	10,000
Average Annual Return, Percent		5.47%	0.67%		1.45%
BLOOMBERG INTERMEDIATE U S GOVERNMENT BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX
Account Value		$ 11,444.63687	$ 11,444.63687	11,444.63687	$ 11,444.63687	10,863.49387	10,687.62742	10,852.47824	11,323.68415	11,461.62615	10,522.44777	10,138.54484		10,152.79391	10,221.13466	10,000
Average Annual Return, Percent		5.35%	(0.03%)		1.36%
RUSSELL 1000 VALUE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		RUSSELL 1000® VALUE INDEX
Account Value		$ 23,230	$ 23,230	23,230	$ 23,230	21,674	18,021	19,154	17,152	10,989	13,267	12,554		11,739	9,846	10,000
Average Annual Return, Percent		7.18%	16.15%		8.79%
S And P MIDCAP 400 INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MIDCAP 400® INDEX
Account Value		$ 22,465	$ 22,465	22,465	$ 22,465	23,090	18,722	19,733	18,867	10,284	13,272	12,936		11,657	9,640	10,000
Average Annual Return, Percent		(2.70%)	16.91%		8.43%
MSCI ACWI IMI CORE REAL ESTATE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI CORE REAL ESTATE INDEX
Account Value		$ 12,388	$ 12,388	12,388	$ 12,388	11,925	10,993	14,029	12,522	9,444	12,161	11,018		10,313	10,079	10,000
Average Annual Return, Percent		3.89%	5.58%		2.16%
BLOOMBERG 1 5 YEAR BLEND MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX
Account Value		$ 11,603.6	$ 11,603.6	11,603.6	$ 11,603.6	11,256.48	11,034.5	10,861.8	11,234.2	10,835.65	10,625.24	10,284.55		10,230.13	10,176.56	10,000
Average Annual Return, Percent		3.08%	1.38%		1.50%
MSCI WORLD SELECTION INDEX FORMERLY MSCI WORLD ESG LEADERS INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD SELECTION INDEX (FORMERLY MSCI WORLD ESG LEADERS INDEX)
Account Value		$ 24,218	$ 24,218	24,218	$ 24,218	23,591	18,555	19,989	18,044	11,907	12,962	12,408		10,969	9,695	10,000
Average Annual Return, Percent		2.66%	15.26%		9.25%
FTSE EPRA NAREIT DEVELOPED INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA NAREIT DEVELOPED INDEX
Account Value		$ 12,182	$ 12,182	12,182	$ 12,182	11,725	10,916	13,888	12,132	9,010	11,850	10,462		10,135	10,041	10,000
Average Annual Return, Percent		3.90%	6.22%		1.99%
ICE BofA 1 YEAR U S TREASURY NOTE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX
Account Value		$ 11,866	$ 11,866	11,866	$ 11,866	11,304	10,837	10,728	10,830	10,811	10,411	10,163		10,096	10,040	10,000
Average Annual Return, Percent		4.98%	1.88%		1.73%
ICE BofA 6 12 MONTH MUNICIPAL SECURITIES INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX
Account Value		$ 11,480	$ 11,480	11,480	$ 11,480	11,078	10,769	10,583	10,622	10,499	10,358	10,172		10,103	10,036	10,000
Average Annual Return, Percent		3.57%	1.78%		1.38%
ICE BofA 1 3 YEAR US MUNICIPAL SECURITIES INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX
Account Value		$ 11,469	$ 11,469	11,469	$ 11,469	11,068	10,823	10,671	10,909	10,647	10,467	10,212		10,165	10,101	10,000
Average Annual Return, Percent		3.58%	1.48%		1.37%
SEVENTYFIVE ICE BofA 6 12 MONTH MUNICIPAL SECURITIES INDEX AND 25 ICE BofA 1 3 YEAR U S MUNICIPAL SECURITIES INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR U.S. MUNICIPAL SECURITIES INDEX
Account Value		$ 11,465	$ 11,465	11,465	$ 11,465	11,069	10,780	10,605	10,693	10,536	10,386	10,182		10,118	10,052	10,000
Average Annual Return, Percent		3.58%	1.70%		1.38%
ICE BofA U S HIGH YIELD CONSTRAINED INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX
Account Value		$ 16,152.15863	$ 16,152.15863	16,152.15863	$ 16,152.15863	15,011.67206	13,516.5237	14,018.00028	14,059.62593	11,410.20953	12,330.19266	11,639.71312		11,224.86289	9,604.27507	10,000
Average Annual Return, Percent		7.60%	7.20%		4.91%
BLENDED INDEX 60 MSCI ALL COUNTRY WORLD INDEX AND 40 BLOOMBERG U S AGGREGATE BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLENDED INDEX (60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX)
Account Value		$ 18,015	$ 18,015	18,015	$ 18,015	16,948	14,831	15,801	15,386	11,768	12,148	11,727		10,730	9,842	10,000
Average Annual Return, Percent		6.30%	8.89%		6.06%
S And P GLOBAL INFRASTRUCTURE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P GLOBAL INFRASTRUCTURE INDEX
Account Value		$ 17,169	$ 17,169	17,169	$ 17,169	14,580	14,138	14,767	12,745	9,372	12,002	11,093		10,646	9,618	10,000
Average Annual Return, Percent		17.76%	12.87%		5.55%
BLOOMBERG 1 3 YEAR U S GOVERNMENT CREDIT INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX
Account Value		$ 11,871	$ 11,871	$ 11,871	$ 11,871	$ 11,241	$ 10,862	$ 10,833	$ 11,158	$ 10,985	$ 10,509	$ 10,200		$ 10,176	$ 10,104	$ 10,000
Average Annual Return, Percent		5.61%	1.56%		1.73%

[1]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Index to the Russell 3000® Index in connection with new regulatory requirements.
[2]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000® Value Index to the Russell 3000® Index in connection with new regulatory requirements.
[3]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P MidCap 400® Index to the Russell 3000® Index in connection with new regulatory requirements.
[4]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the 75% ICE BofA 6-12 Month Municipal Securities Index and 25% ICE BofA 1-3 Year US Municipal Securities Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[5]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year Blend Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[6]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Arizona Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[7]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Intermediate Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[8]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[9]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Municipal 1-15 Year Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.
[10]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-3 Year U.S. Government/Credit Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
[11]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year U.S. Government Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
[12]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Intermediate U.S. Government Bond Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
[13]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg Universal Index in connection with new regulatory requirements.
[14]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA U.S. High Yield Constrained Index to the Bloomberg Universal Index in connection with new regulatory requirements.
[15]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 1000® Value Index to the Russell 1000® Index in connection with new regulatory requirements.
[16]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI IMI Core Real Estate Index to the MSCI World Index in connection with new regulatory requirements.
[17]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World Selection Index (Formerly MSCI World ESG Leaders Index) to the MSCI World Index in connection with new regulatory requirements.
[18]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the FTSE EPRA NAREIT Developed Index to the MSCI ACWI Index in connection with new regulatory requirements.
[19]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P Global Infrastructure Index to the MSCI ACWI Index in connection with new regulatory requirements.
[20]	Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.